Other current receivables	12 Months Ended
Dec. 31, 2021
Trade And Other Current Receivables [Abstract]
Other current receivables

16 Other current receivables

Other current receivables are analysed as follows:

	31/12/21	31/12/20
VAT	3,588	3,690
Receivables from National Institute for Social Security	3,187	3,725
Receivables from VITA Group	1,374	—
Other	2,869	2,418
Total	11,018	9,833

The “VAT” receivables include value added taxes and related interest reimbursable to the various companies of the Group. While currently due at the reporting date, the collection of the VAT receivable may extend over a maximum period of up to two years.

The “Receivables from National Institute for Social Security” represent the amounts anticipated by the Company on behalf the governmental institute related to salaries and wages for those workers and employees subject to temporary work force reduction.

The “Receivables from VITA Group” is related to the disposal of the subsidiary IMPE S.p.A.. For further details on such receivable and disposal, reference should be made to note 7.

The “Other” caption primarily includes certain receivables related to green incentives for photovoltaic investment.